Average Annual Total Returns - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - Fidelity Overseas Fund	Dec. 30, 2024
Fidelity Overseas Fund | Return Before Taxes
Average Annual Return:
Past 1 year	20.55%
Past 5 years	9.91%
Past 10 years	6.21%
Fidelity Overseas Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	20.36%
Past 5 years	9.61%
Past 10 years	5.83%
Fidelity Overseas Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.48%
Past 5 years	7.99%
Past 10 years	5.02%
MS001
Average Annual Return:
Past 1 year	18.49%
Past 5 years	8.39%
Past 10 years	4.48%